Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Roll-forward of unrecognized tax benefits:
Balance at beginning of fiscal year	¥ 9,950	¥ 10,940	¥ 13,993
Gross amount of increases for current year's tax positions	888	1,095	606
Gross amount of increases for prior years' tax positions	1,014	162	3,361
Gross amount of decreases for prior years' tax positions	(95)		(6,561)
Net amount of changes relating to settlements with tax authorities	(39)	(1,299)	(809)
Decreases due to lapse of applicable statutes of limitations	(3,437)	(296)	(1,452)
Foreign exchange translation and others	(430)	(652)	1,802
Balance at end of fiscal year	¥ 7,851	¥ 9,950	¥ 10,940